Financial Instruments - Fair Values and Risk Management - Summary of Insured and Non-insured Trade Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 32,819	€ 33,304	€ 32,819
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	36,480	37,567	€ 36,480
Gross carrying amount [member] | Insured trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	23,253	25,706
Gross carrying amount [member] | Non-insured trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	13,227	11,861
Provision for doubtful accounts [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ (3,661)	€ (4,263)